SHAREHOLDERS' EQUITY - Schedule of RSU activity and related information (Details) - Restricted Stock Units	12 Months Ended
Dec. 31, 2025 $ / shares shares
SHAREHOLDERS' EQUITY - Schedule of RSU activity and related information (Details) [Line Items]
Number of shares, RSUs outstanding at the beginning of the year | shares	1,206,444
Weighted average grant date fair value, RSUs Outstanding at the beginning of the year | $ / shares	$ 14.96
Number of shares, RSUs outstanding at the end of the year | shares	1,221,063
Weighted average grant date fair value, RSUs outstanding at the end of the year | $ / shares	$ 11.42
Changes during the year:
Number of shares, Granted | shares	562,435
Weighted average grant date fair value, Granted | $ / shares	$ 10.06
Number of shares, Vested | shares	(527,428)
Weighted average grant date fair value, Vested | $ / shares	$ 17.87
Number of shares, Forfeited | shares	(20,388)
Weighted average grant date fair value, Forfeited | $ / shares	$ 16.26